HODGES FUND

SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

Shares			Value
COMMON STOCKS: 92.4%
Aerospace & Defense: 2.7%
20,000	The Boeing Co. [1]		$3,809,800

Airlines: 0.7%
100,000	Frontier Group Holdings, Inc. [1]		1,027,000

Apparel: 3.7%
300,000	On Holding AG - Class A [1]		5,148,000

Auto Manufacturers: 3.0%
125,000	General Motors Co.		4,205,000

Banks: 1.2%
40,000	Wells Fargo & Co.		1,651,600

Biotechnology: 1.9%
15,000	Moderna, Inc. [1]		2,694,300

Building Materials: 7.0%
159,393	The AZEK Co., Inc. - Class A [1]		3,238,866
50,000	Builders FirstSource, Inc. [1]		3,244,000
25,000	Eagle Materials, Inc.		3,321,250
			9,804,116
Commercial Services: 2.7%
350,000	The GEO Group, Inc. [1]		3,832,500

Computers: 4.6%
25,000	CyberArk Software Ltd. [1]		3,241,250
140,000	NCR Corp. [1]		3,277,400
			6,518,650
Electrical Components & Equipment: 4.9%
50,000	Encore Wire Corp.		6,878,000

Entertainment: 2.2%
350,000	Cinemark Holdings, Inc. [1]		3,031,000

Healthcare Products: 2.4%
750,000	ViewRay, Inc. [1]		3,360,000

Insurance: 1.0%
40,000	Goosehead Insurance, Inc. - Class A [1]		1,373,600

Internet: 7.5%
145,000	Revolve Group, Inc. - Class A [1]		3,227,700
300,000	Solo Brands, Inc. - Class A [1]		1,116,000
250,000	Uber Technologies, Inc. [1]		6,182,500
			10,526,200
Iron & Steel: 6.2%
350,000	Cleveland-Cliffs, Inc. [1]		5,638,500
65,000	Commercial Metals Co.		3,139,500
			8,778,000
Leisure Time: 7.0%
150,000	Norwegian Cruise Line Holdings Ltd. [1]		1,836,000
278,000	Topgolf Callaway Brands Corp. [1]		5,490,500
100,000	Vista Outdoor, Inc. [1]		2,437,000
			9,763,500
Mining: 1.4%
50,000	Freeport-McMoRan, Inc.		1,900,000

Oil Companies Exploration & Production: 12.8%
70,000	Chesapeake Energy Corp.		6,605,900
200,000	Matador Resources Co.		11,448,000
			18,053,900
Oil Field Services: 1.4%
192,332	ProPetro Holding Corp. [1]		1,994,483

Private Equity: 1.2%
165,000	P10, Inc. - Class A		1,760,550

Semiconductors: 6.2%
50,000	Micron Technology, Inc.		2,499,000
100,000	ON Semiconductor Corp. [1]		6,237,000
			8,736,000
Software: 1.8%
350,000	Upland Software, Inc. [1]		2,495,500

Textiles: 0.6%
1,000,000	The Dixie Group, Inc. [1,2]		801,000

U.S. Royalty Trusts: 8.3%
5,000	Texas Pacific Land Corp.		11,721,150

TOTAL COMMON STOCKS
(Cost $111,891,395)			129,863,849

Contracts
(100 shares per contract)		Notional Value
CALL OPTIONS PURCHASED: 5.9% [1]
Biotechnology: 1.4%
450	Amgen, Inc., Expiration: February 2023, Exercise Price: $220.00	$ 11,818,800	1,984,500
Lodging: 2.0%
1,000	Wynn Resorts Ltd., Expiration: January 2023, Exercise Price: $55.00	8,247,000	2,765,000
Machinery - Diversified: 1.2%
450	AGCO Corp., Expiration: February 2023, Exercise Price: $100.00	6,241,050	1,775,250
Pharmaceuticals: 1.3%
500	Novo Nordisk A/S - Class A, Expiration: March 2023, Exercise Price: $100.00	6,767,000	1,837,500
TOTAL CALL OPTIONS PURCHASED
(Cost $6,006,358)			8,362,250

Shares
EXCHANGE-TRADED FUNDS: 1.6%
30,000	Direxion Daily Financial Bull 3X Shares		2,206,500
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,876,587)			2,206,500

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $119,774,340)			140,432,599
Other Assets in Excess of Liabilities: 0.1%			123,117
TOTAL NET ASSETS: 100.0%			$140,555,716

[1]	Non-income producing security.
[2]	Company is an “affiliated person” of the Hodges Fund (the “Fund”), as defined in the Investment Company Act of 1940.

Hodges Fund
Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$129,863,849	$-	$-	$129,863,849
Call Options Purchased	-	8,362,250	-	8,362,250
Exchange-Traded Funds	2,206,500			2,206,500
Total Investments in Securities	$132,070,349	$8,362,250	$-	$140,432,599

Affiliates Common Stocks	Share Balance December 31, 2022	Value March 31, 2022	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value December 31, 2022	Dividend Income
The Dixie Group, Inc. [1]	1,000,000	$3,100,000	$-	$-	$-	$(2,299,000)	$801,000	$-
Lubys, Inc.	-	$3,732,314	$-	$(3,272,879)	$1,931,542	$(2,390,977)	$-	$-
Total					$1,931,542	$(4,689,977)	$801,000	$-

[1] Non-income producing security.

The Fund did not have investments in majority-owned subsidiaries or controlled companies.